Commitments and contingencies:	12 Months Ended
Dec. 31, 2018
Commitments and contingent liabilities [Abstract]
Disclosure of commitments and contingent liabilities [text block]
 Note 16 - Commitments and contingencies:

Commitments

a.
The Company began leasing office space on May 21, 2015, under an operating lease agreement.  This agreement includes an available extension of 60 months.  The monthly rent due is of USD21,547 (Ps11,855).

The total minimum future payments derived from the non-cancellable operating lease agreement that shall be covered in the future are as follows:

Up to one year	Ps	5,232
Between one and three years		10,464

Total	Ps	15,696

At December 31, 2017 and 2018, the rent expense embedded within the aeronautical and non-aeronautical service cost in the statement of income, was approximately of Ps5
,019
and Ps5,232, respectively.

b.	On June 22, 2018, the Company received SCT approval for the PMDs for the five-year period from 2019 to 2023 in which the Company committed to carry out improvements.

At December 31, 2018, investment commitments for that PMD are as follows:

Period	Amount

2019	Ps	2,173,764
2020		5,108,847
2021		3,017,146
2022		1,816,852
2023		849,799

	Ps	12,966,408	(1)

(1)	Figures in thousand pesos adjusted at December 31, 2018 based on the Construction Price Index (IPCO) in the terms of the PMD.

c.
Pursuant to the terms for the purchase of the land in Huatulco that occurred in October 2008, the Company has the obligation to build 450 hotel rooms, for which purpose the Company will enter into agreements with third parties to develop the comprehensive tourism plan without a specific due date.  At December 31, 2018, there is an indefinite extension to this commitment issued by FONATUR.

d.
As part of the Concession Agreement, Aerostar has committed to fund and complete certain capital and repair projects with respect to the LMM Airport Facilities.  The Company has no time restrictions to complete these projects, except that they must be made at any time during the term of the lease.  As these projects are carried out, repairs will be recorded as expenses incurred or capitalized and depreciated according to their nature; consistent with the Company's accounting policies.  Capital projects will be capitalized as part of an intangible concession improvement asset and will be amortized over their useful lives or the remaining life of the concession contract, whichever is less.  These projects include: the relocation of certain inspection facilities, repairs and improvements to parking garages, road signage, roof repairs, repair of certain aerodrome concrete surfaces, air conditioning improvements, restroom remodeling, extended sidewalk areas, public address systems, security plans and inspection services capacity.  These commitments were excluded from the liability for initial obligations assumed due to factors of uncertainty, the variability of future costs and the extended period of time in which commitments can be fulfilled.

e.
On September 20, 2017, hurricane Maria made landfall on the island of Puerto Rico. Operations were suspended at the San Juan airport on the 19th and resumed in a limited manner on the 21st of the month. The damages to airport infrastructure have been evaluated by the Company to be approximately USD15 million, of which most have been disbursed at the reporting date and which amount will be recorded in the cost of services as incurred. The infrastructure has material damage insurance. Insurance worth Ps134,637 was recovered in 2018, and was recorded as other income under the consolidated statement of income. At the date of this report, the Company continues negotiating with the insurance companies for full recovery.

f.
Under the Plan for the Refurbishment and Modernization of the Airplan Concession Contract, the concessionaire is currently committed to delivering the works known as “Plataforma, Calle de Conexión y Bodegas del Terminal de Carga del Aeropuerto José María Córdova de Rionegro”, which as agreed by the parties in Otrosí No. 18 of the Concession Contract, should have been delivered on December 15, 2018 and is still under construction.  A time extension was therefore requested for delivery of that works, which was granted via an amendment to the Concession Contract under Amendment No. 23 which extends the term for delivery of those works by 18 months as from December 15, 2018.

g.
As concerns complementary works in addition to those specified in the Airplan Concession Contract (via Amendment No. 8 dated 2014), conclusion is still pending of the construction of the Módulos de Conexión Edificio Público and JMC flight works pertaining to one of the Connection modules known as Punto B.  Due to technical difficulties, an order for suspension was issued and a new design was determined. Via amendment No. 22 to the Concession Contract dated April 4, 2018, the term for those works was extended by 541 days as from April 4, 2018 and the project is currently on track.

Contingencies

As of December 31, 2017 and 2018, the Company has confirmed that the results of its lawsuits cannot be accurately predicted as their due processes are currently ongoing and there are not enough elements to determine whether they could largely affect the Company’s financial position in the case of an adverse ruling.

a)	The Company’s transactions are subject to Mexican Federal and State Laws as well as the Puerto Rico and Colombia Law due to its subsidiaries out of Mexico.

b)
At the time that the Company was carrying out the competitive bidding process for the sale of shares of the Airport Groups, the SCT established and communicated that concessionaires could amortize for tax purposes the value of the concession up to 15% a year.  In February 2012, the SCT estimated an amount due payable by Cancún in the amount of Ps865 million pesos against the ruling in question, because it considered that the determination of the 15% amortization was not valid in 2006 and 2007.  The Company disagreed with the decision and filed an appeal to overturn this determination.  However, in order to adhere to the amnesty program set forth in Transitory Article Three of the new Income Law for 2013, the Company partially desisted from the appeal as it relates to the income tax obligation, but not in regards to the determination of the additional distribution related to employees’ statutory profit sharing, which the Company continues to appeal.  The risk is that if a judge does not rule in favor of Cancún the amount payable would be Ps116 million pesos.

c)
There are currently a number of labor suits in progress against the Company, mainly in relation to involuntary termination.  Any sentences that might be handed down not favoring the interests of the Company do not represent significant amounts.  The Company is in legal proceedings at the date of this report and a resolution has not been issued yet.  The total amount of those suits is approximately Ps20 million pesos.

d)
On March 17, 2014, the Port Authority of Puerto Rico filed a lawsuit against Aerostar and two fuel sellers at the LMM airport claiming to be entitled to a fee charged to the fuel sellers of the airport and not to Aerostar. On November 7, 2018 the court ruled in favor of Aerostar in the sense that all revenues from the fuel sales fee are from Aerostar, but authorizes the Ports Authority to charge two cents of the fee per gallon charged to the fuel sellers. As of the date of this report, the judicial process continues.